S000017777 [Member] Investment Strategy - iShares International Select Dividend ETF	Jun. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Dow Jones EPAC Select Dividend Index (the “Underlying Index”), which is provided by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index measures the performance of 100 high dividend-paying companies in the EPAC (Europe, Pacific, Asia and Canada) region, which covers developed markets excluding the U.S. Constituents are selected according to indicated annual dividend (“IAD”) yield, subject to screening criteria and weighting constraints. IAD yield is defined as a stock’s IAD (not including any special dividends) divided by its price.
The starting universe for the Underlying Index is the S&P EPAC BMI and the S&P Canada BMI indexes, excluding real estate investment trusts. To be eligible for the Underlying Index as a new constituent, an issuer must (i) have paid dividends in each of the previous three years; (ii) have a current year trailing 12-month dividend-per-share ratio that is greater than or equal to its three-year average dividend-per-share ratio; and (iii) have a five-year average dividend coverage ratio that is greater than or equal to two-thirds of the five-year average dividend coverage ratio of the corresponding S&P BMI country index, or greater than 118%, whichever is greater. In addition, the security must have (x) a non-negative trailing 12-month earnings per share; (y) a float-adjusted market capitalization of at least $1 billion, or at least $750 million for current constituents; and (z) a three-month average daily trading value of at least $3 million. Current constituents are included in the eligible universe regardless of their dividend growth rate, coverage ratio, current year earnings per share or average daily trading value.
To select the 100 constituents, the Index Provider ranks the eligible securities by IAD yield and first includes all existing constituents that are ranked in the top 200 and then selects non-constituent stocks in rank order until the count reaches 100.
The Underlying Index is reconstituted annually with constituent weights determined based on tilted IAD yield, which is calculated by multiplying the constituent’s IAD yield (capped at 20%) by the square root of its fair market capitalization. The weight of individual securities is capped at the lower of 10% or five times the constituent’s fair market capitalization weight within the Underlying Index. In addition, there is a 30% cap on the aggregate weight of constituents within each Global Industry Classification Standard sector and each country of domicile.
The Underlying Index is reviewed daily based on each constituent’s weight. Daily capping is performed if the aggregate weight of constituents with an individual weight greater than 4.8% exceeds 24% of the Underlying Index’s total weight. If that threshold is breached, the current constituent weights are recapped, with the weights of individual constituents capped at 10% and the aggregate weight of constituents with an individual weight greater than 4.5% capped at 22.5% of the Underlying Index’s total weight. IAD yields and tilted yield weights are not recalculated if the capping thresholds are breached throughout the year. A freeze period on the daily capping is implemented during the annual index reconstitution.
As of April 30, 2024, the Underlying Index was composed of securities of companies in the following countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Israel, Italy, the Netherlands, New Zealand, Norway, South Korea, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Fund invests in non-U.S. securities, which may in some cases not produce qualifying dividend income. The Underlying Index includes large, mid and small-capitalization companies and may change over time. As of April 30, 2024, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods, financials, and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.